Business Combination - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	5 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Aug. 01, 2018
Business Acquisition
Measurement period adjustments	$ 16,500
Auto Loan
Business Acquisition
Measurement period adjustments	12,200
Commercial Loans
Business Acquisition
Measurement period adjustments	$ 4,300
Reliable Financial Services
Business Acquisition
Transaction-related expenses		$ 3,800
Gross revenue		84,500
Operating expense		20,300
Loans			$ 1,802,463
Accretion discount, fair value		$ 28,100
Reliable Financial Services | Auto Loan
Business Acquisition
Receivables estimated uncollectible			105,000
Loans			1,600,000
Loan receivables			1,800,000
Reliable Financial Services | Auto Loan | Wells Fargo
Business Acquisition
Loans amount servicing agreement retained by counterparty			398,000
Reliable Financial Services | Commercial Loans
Business Acquisition
Receivables estimated uncollectible			3,000
Loans			341,000
Loan receivables			$ 348,000